Business Combination (Details)		6 Months Ended
	Jul. 14, 2021	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jul. 17, 2021	Jul. 01, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	May 28, 2021 CNY (¥)	May 28, 2021 USD ($)	Mar. 01, 2021 CNY (¥)	Mar. 01, 2021 USD ($)	Jan. 22, 2021 CNY (¥)	Jan. 22, 2021 USD ($)
Business Combination (Details) [Line Items]
Description of acquisitions				On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of e-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3), and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3), and the purchase consummated on December 7, 2021.							On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co.	On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co.
Fair value exchange rate							¥ 6.3858	$ 1
Fair value		¥ 9,000,000	$ 1,400,000
Estimated finite useful life		6 years	6 years
Acquisition description		The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.
Shenzhen Yichong [Member]
Business Combination (Details) [Line Items]
Fair value exchange rate											¥ 6.4617	$ 1
Shenzheng Shengtang [Member]
Business Combination (Details) [Line Items]
Fair value exchange rate									¥ 6.4754	$ 1
Shanghai Guoyu [Member]
Business Combination (Details) [Line Items]
Description of acquisitions					On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021, Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”)	On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021, Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”)
Fair value exchange rate					¥ 6.4709	$ 1
Equity interest rate percentage	100.00%